UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    FEBRUARY 12, 2008


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 78

Form 13F Information Table Entry Total:         658,996

Form 13F Information Table Value Total:        (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE


				Title of		Value 		Shares/		SH/	PUT/	Invtmnt	Other	      Voting Authority
Issuer				Class	CUSIP		* $1000		PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole	  Shared    None
CONTINENTAL AIRLINES CL B	CS	210795308	 2,928 	 	162,151 	SH		SOLE	 	162,151
DEUTSHE TELEKOM 		CS	251566105	 14,771  	965,398 	SH		SOLE	 	965,398
PFIZER CORP			CS	717081103	 31,795 	1,795,321 	SH		SOLE	 	1,795,321
QWEST COMMUNICATIONS		CS	749121109	 2,826 	 	776,508 	SH		SOLE	 	776,508
WABASH NATIONAL			CS	929566107	 94 	 	20,805 		SH		SOLE	 	20,805
COEUR DALENE MINES CORP		CS	192108108000	 25 		28,200 		SH		SOLE	 	28,200
AEROPOSTALE			CS	007865108	 966 		60,000 		SH		SOLE	 	60,000
REIS INC			CS	75936P105	 3,782 		847,870 	SH		SOLE	 	847,870
VNO 3.875%  4/15/2025		CB	929043AC1	 8,610 		10,000,000 	PRN		SOLE	 	10,000,000
Chelsea Therapeutics Internat	CS	163428105	 3,347 	 	2,516,316 	SH		SOLE	 	2,516,316
MDT 1.5% 04/15/11 REG		CB	585055AL0	 3,753 	 	4,000,000 	PRN		SOLE	 	4,000,000
BGC 0.875% 11/15/2013		CB	369300AD0	 12,480  	22,600,000 	PRN		SOLE	 	22,600,000
F 4.25% 12/15/2036		CB	345370CF5	 3,754 	 	14,500,000 	PRN		SOLE	 	14,500,000
EPR  5.75% Pfd Series C		PS	29380T402	 865 	 	67,850 		SH		SOLE	 	67,850
XTENT INC			CS	984141101	 336 		1,290,913 	SH		SOLE	 	1,290,913
FCX M 6.75% Pfd			PS	35671D782	 15,411  	324,780 	SH		SOLE	 	324,780
FREEPORT-MCMORAN COPPER-B	CS	35671D857	 1,259 		51,500 		SH		SOLE	 	51,500
Hasbro 2.75% 12/01/21		CB	418056AN7	 7,087 		5,200,000 	PRN		SOLE	 	5,200,000
BMY 1/09 - 40 C			OC	VBM+AH		 11,625	 	5,000 			CALL	SOLE	 	5,000
MERRILL 0% 3/13/32		CB	590188W46	 35,172  	32,500,000 	PRN		SOLE	 	32,500,000
POWER MEDICAL INTERVENTIONS	CS	739299105	 206 	 	935,152		SH		SOLE	 	935,152
ELITE PHARMA INC (NEW) CL A 	CS	28659T200	 148 	 	2,108,249 	SH		SOLE		2,108,249
MYLAN 6.5% PFD 11/15/10		PS	628530206	 26,247  	39,827 		SH		SOLE	 	39,827
TERADATA CORP			CS	88076W103	 4,487 	 	302,573 	SH		SOLE	 	302,573
WRIGHT 2.625% 12/1/14 REG	CB	98235TAA5	 1,538 	 	2,000,000 	PRN		SOLE	 	2,000,000
MARTIN MARIETTA MATERIALS	CS	573284106	 4,081 	 	42,039 		SH		SOLE	 	42,039
DST SYSTEMS - A 4.125% 144A	CB	233326AB3	 31,895  	33,000,000 	PRN		SOLE	 	33,000,000
ADC TELECOMMUNICATIONS 3.5%15	CB	000886AE1	 1,768 	 	4,000,000 	PRN		SOLE	 	4,000,000
ADC TELECOMMUNICATIONS 3.5%17	CB	000886AF8	 3,891 		9,750,000 	PRN		SOLE	 	9,750,000
ELN 01/09 - 25 C		OC	9edacded1	 600 		1,000 			CALL	SOLE	 	1,000
EMC 1.75% 12/01/11		CB	268648AK8	 4,865 		5,000,000 	PRN		SOLE	 	5,000,000
MOTOROLA INC			CS	620076109	 6,252 		1,411,203 	SH		SOLE	 	1,411,203
NRG 5.75% 3/09 Pfd		PS	629377870	 2,479 		11,353 		SH		SOLE		11,353
CITRIX SYSTEMS INC		CS	177376100	 4,994 		211,872 	SH		SOLE	 	211,872
AMGN .125%			CB	031162AN0	 24,010 	25,000,000 	PRN		SOLE	 	25,000,000
MET 6.375%			PS	59156R702	 27,520 	2,671,889 	SH		SOLE	 	2,671,889
CIT 8.75% Pfd			PS	125581603	 2,219 		76,874 		SH		SOLE	 	76,874
Boston Prop 2.875% 2/15/37	CB	10112RAK0	 33,451		42,500,000 	PRN		SOLE	 	42,500,000
MEDTRONIC 1.625% B		CB	585055AM8	 4,399 		5,000,000 	PRN		SOLE	 	5,000,000
LOUISIANA-PACIFIC CORP		CS	546347105	 1,582 		1,014,367 	SH		SOLE	 	1,014,367
JASO 4.5% CNV			CB	466090AA5	 820 		2,000,000 	PRN		SOLE	 	2,000,000
JA SOLAR ADR			CS	466090107	 72 		16,400 		SH		SOLE	 	16,400
VALE CAPITAL LTD 5.5%		PS	91912C208	 7,632 	 	277,517 	SH		SOLE	 	277,517
CAM 2.5% 06/15/2026		CB	13342BAB1	 4,945 	 	5,000,000 	PRN		SOLE	 	5,000,000
CHK 2.75% 11/35			CB	165167BW6	 7,829 		12,500,000 	PRN		SOLE	 	12,500,000
TEVA PHARMACEUTICAL - SP ADR	CS	881624209	 15,492 	365,382 	SH		SOLE	 	365,382
BTU 4.75% 12/41			CB	704549AG9	 3,013 		5,000,000 	PRN		SOLE	 	5,000,000
I-SHARES MSCI 1/10  180 - C	OC	9EDAJ1GC0	 4,994 		2,000 			CALL	SOLE	 	2,000
EEM 1/10 160 C			OC	9EDAJ1G71	 1,531 		613 			CALL	SOLE	 	613
EEM 1/10 50C			OC	9EDAZEMO1	 2,747 		1,100 			CALL	SOLE	 	1,100
CHINA MED 3.5% 11/11		CB	169483AB0	 4,923 		7,250,000 	PRN		SOLE	 	7,250,000
SIX FLAGS 7.25% 8/15/09	`	CNVPFD	83001P505	 401 		556,764 	SH		SOLE 		556,764
COVANTA HOLDING CORP		CS	22282E102	 2,659 	 	121,068 	SH		SOLE		121,068
ELECTRONIC ARTS INC		CS	285512109	 640 	 	40,000		SH		SOLE	 	40,000
NETEZZA CORP			CS	64111N101	 135 	 	20,370 		SH		SOLE	 	20,370
SUN MICROSYSTEMS INC		CS	866810203	 2,992 		783,225 	SH		SOLE	 	783,225
UST INC				CS	902911106	 122,490 	1,765,498 	SH		SOLE	 	1,765,498
MERRILL LYNCH & CO (BAC)	CS	590188108	 11,368 	976,590 	SH		SOLE	 	976,590
SPDR KBW BANK ETF		CS	78464A797	 3,284 	 	150,000 	SH		SOLE	 	150,000
BRANDYWINE OPER 3.875% 10/26	CB	105340AH6	 7,027 		12,000,000 	PRN		SOLE	 	12,000,000
TRANSOCEAN INC			CS	H8817H100	 4,922 		104,168 	SH		SOLE	 	104,168
UNITED DOM RLTY 3.625%		CB	910197AM4	 8,894 		12,000,000 	PRN		SOLE	 	12,000,000
WACHOVIA CORP			CS	929903102	 22,160  	4,000,000 	SH		SOLE	 	4,000,000
ALUFP 2.75% 6/15/23		CB	549463AG2	 12,319  	15,000,000 	PRN		SOLE	 	15,000,000
NEWMONT 1.625% 7/15/17		CB	651639AJ5	 5,290 	 	5,000,000 	PRN		SOLE	 	5,000,000
National City Corp		CS	635405103	 3,412 	 	1,885,330 	SH		SOLE	 	1,885,330
ProShares UltraShort Real Esta	CS	74347R552	 773 		15,235 		SH		SOLE	 	15,235
SAPPHIRE INDUSTRIALS CORP	CS	80306T109	 5,399 		590,000 	SH		SOLE	 	590,000
LIBERTY ACQUISTION HOLDINGS	CS	53015Y107	 3,606 		435,000 	SH		SOLE	 	435,000
UNITED REFINING ENERGY CORP	CS	911360105	 3,873 	 	419,600 	SH		SOLE	 	419,600
Alternative Asset Management	CS	02149U101	 3,815 	 	412,900 	SH		SOLE	 	412,900
Victory Acquisition Corp	CS	92644D100	 3,810 	 	392,800 	SH		SOLE	 	392,800
Triplecrown Acquisition Corp	CS	89677G109	 3,620 		400,000 	SH		SOLE	 	400,000
Brink's Home Security Holdings	CS	109699108	 1,096 		50,000 		SH		SOLE	 	50,000
TRIAN ACQUISITION CORP		CS	89582E108	 205 		23,000 		SH		SOLE	 	23,000
ISHARES IBOXX			CS	464288513	 1,609 		21,155 		SH		SOLE	 	21,155
NEXEN INC			CS	65334H102	 9,888 		562,483 	SH		SOLE	 	562,483
DELTA AIRLINES INC 		CS	247361702	 11,793		1,029,025	SH		SOLE	 	1,029,025
						         658,996


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